UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02297

Stratton Growth Fund, Inc.

(Exact name of registrant as specified in charter)

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Address of principal executive offices) (Zip code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Growth Fund, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS March 31, 2005 (unaudited)

Stratton Growth Fund

	Number of Shares	Market Value[1]
COMMON STOCKS – 95.3%
Banking/Financial – 7.1%
Commerce Bancorp, Inc. (NJ)	90,000	$2,922,300
Countrywide Financial Corp.	30,000	973,800
Lehman Brothers Holdings, Inc.	35,000	3,295,600
MBNA Corp.	100,000	2,455,000

		9,646,700

Business Services – 4.4%
NCR Corp.†	90,000	3,036,600
Waste Management, Inc.	100,000	2,885,000

		5,921,600

Capital Goods – 18.7%
Briggs & Stratton Corp.	80,000	2,912,800
Caterpillar Inc.	35,000	3,200,400
Deere & Co.	50,000	3,356,500
Ingersoll-Rand Co. Class A	40,000	3,186,000
Rockwell Automation, Inc.	65,000	3,681,600
Textron Inc.	40,000	2,984,800
Tyco International Ltd.	90,000	3,042,000
Xerox Corp.†	200,000	3,030,000

		25,394,100

Chemicals – 3.7%
Georgia Gulf Corp.	70,000	3,218,600
PolyOne Corp.†	200,000	1,776,000

		4,994,600

Construction – 9.2%
Beazer Homes USA, Inc.	50,000	2,493,000
Centex Corp.	35,000	2,004,450
D. R. Horton, Inc.	90,000	2,631,600
Lennar Corp. Class A	45,000	2,550,600
Pulte Homes, Inc.	38,000	2,797,940

		12,477,590

Consumer Durables – 2.7%
The Black & Decker Corp.	40,000	3,159,600
Hooker Furniture Corp.	30,000	566,700

		3,726,300

Consumer Non-Durables – 5.0%
Archer-Daniels-Midland Co.	130,000	3,195,400
V. F. Corporation	60,000	3,548,400

		6,743,800

Consumer Services – 4.2%
American Express Co.	21,000	$1,078,770
Cendant Corp.	110,000	2,259,400
The Charles Schwab Corp.	220,000	2,312,200

		5,650,370

Energy – 17.9%
Anadarko Petroleum Corp.	40,000	3,044,000
Chesapeake Energy Corp.	140,000	3,071,600
EOG Resources, Inc.	70,000	3,411,800
Occidental Petroleum Corp.	50,000	3,558,500
Penn Virginia Corp.	80,000	3,672,000
Valero Energy Corp.	60,000	4,396,200
XTO Energy, Inc.	93,333	3,065,056

		24,219,156

Industrial – 2.2%
Parker Hannifin Corp.	50,000	3,046,000

Insurance/Services – 8.3%
The Allstate Corp.	70,000	3,784,200
Lincoln National Corp.	20,000	902,800
PacifiCare Health Systems, Inc.†	60,000	3,415,200
WellPoint, Inc.†	25,000	3,133,750

		11,235,950

Technology – 5.5%
AMETEK, Inc.	75,000	3,018,750
C&D Technologies, Inc.	125,000	1,256,250
Computer Sciences Corp.†	70,000	3,209,500

		7,484,500

Transportation – 4.0%
Overnite Corp.	80,000	2,559,200
Yellow Roadway Corp.†	50,000	2,927,000

		5,486,200

Utilities – 2.4%
TXU Corp.	40,000	3,185,200

Total Common Stocks (Cost $95,761,852)		129,212,066

SHORT-TERM INVESTMENTS – 5.6%
PNC Bank Money Market Account 2.34%, due 04/01/05	$7,613,499	$7,613,499

Total Short-Term Investments (Cost $7,613,499)		7,613,499

Total Investments – 100.9% (Cost $103,375,351*)		136,825,565
Liabilities in Excess of Other Assets – (0.9%)		(1,323,490)

NET ASSETS – 100.00%		$135,502,075

†	Non-income producing security
*	Aggregate cost for federal income tax purposes is $103,375,351 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$35,317,789
Gross unrealized depreciation	(1,867,575)

Net unrealized appreciation	$33,450,214

[1]	Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets are valued at their fair value as determined in good faith by the Boards of Directors of the Funds, which may include the amortized cost method for securities maturing in sixty days or less and other cash equivalent investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stratton Growth Fund, Inc.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James W. Stratton
James W. Stratton, Chief Executive Officer
(principal executive officer)

Date April 27, 2005

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer
(principal financial officer)

Date April 27, 2005

*	Print the name and title of each signing officer under his or her signature.